Operating expenses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Expenses [Abstract]
Schedule of operating expenses	Note 6: Operating expenses

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Staff costs:
Salaries and social security costs	1,989	1,908	1,938
Pensions and other post-retirement benefit schemes (note 7)	276	270	257
Restructuring and other staff costs	122	294	40
	2,387	2,472	2,235
Premises and equipment costs[1]	289	260	243
Depreciation and amortisation	1,787	1,748	1,729
UK bank levy	–	–	130
Regulatory and legal provisions (note 14)	39	37	931
Other	1,504	1,228	1,558
Operating expenses before adjustment for:	6,006	5,745	6,826
Amounts attributable to the acquisition of insurance and participating investment contracts	(79)	(89)	(102)
Amounts reported within insurance service expenses	(210)	(216)	(198)
Total operating expenses	5,717	5,440	6,526
[1]Net of losses on disposal of operating lease assets of £32 million (half-year to 30 June 2025: losses of £3 million; half-year to
31 December 2025: losses of £7 million).